Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Recurring Basis
Fair value measurements
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs	Aggregate
As at December 31, 2023	(Level 1)	(Level 2)	(Level 3)	fair value
Receivables from provisional concentrate sales	$—	$5.7	$—	$5.7
Equity investments	241.8	—	4.6	246.4
Loans receivable	—	—	24.8	24.8
Warrants	—	8.1	—	8.1
	$241.8	$13.8	$29.4	$285.0

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs	Aggregate
As at December 31, 2022	(Level 1)	(Level 2)	(Level 3)	fair value
Receivables from provisional concentrate sales	$—	$9.3	$—	$9.3
Equity investments	220.8	—	3.8	224.6
Warrants	—	2.6	—	2.6
	$220.8	$11.9	$3.8	$236.5